INTANGIBLE ASSETS - Intangible assets by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Composition of other intangible assets by segment
Other Intangibles	R$ 972,089	R$ 1,319,941	R$ 1,835,761	R$ 1,547,098
Brazil
Composition of other intangible assets by segment
Other Intangibles	351,578	412,134	459,383
Special Steel
Composition of other intangible assets by segment
Other Intangibles	152,640	219,878	357,435
South America
Composition of other intangible assets by segment
Other Intangibles	1,863	7,606	13,507
North America
Composition of other intangible assets by segment
Other Intangibles	R$ 466,008	R$ 680,323	R$ 1,005,436